Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories

12. Inventories

	December 31,	December 31,
	2023	2022
	$	$
Fuel	100,780	49,736

Fuel is used by vehicles, machinery and for power generation in relation to the Kabanga Nickel Project and stored at the Kabanga camp site. These are attributable to exploration and evaluation activity and capitalized to Exploration and evaluation assets as consumed.